Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 5,918,340	$ 5,924,656	$ 6,115,927
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Depreciation Expense	1,467,402
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense	25,358
Stock Option Compensation Expense	0	7,912	12,676
Discount Accretion and Premium Amortization	5,678,074	5,460,999	4,852,140
Provisions for Loan Losses	300,000	500,000	0
Earnings on BOLI	(506,000)	(528,000)	(423,000)
BOLI death benefits	(654,133)
Gain on Sales of Loans	(1,179,837)	(956,333)	(689,843)
Gain on Sales of Mortgage-Backed Securities (MBS)	(246,212)	(29,080)	(510,702)
Gain on Sales of Investment Securities	(248,469)	(674,668)	(1,375,379)
Gain on Sales of OREO	(359,629)	(841,221)	(227,053)
Write Down on OREO	158,121	40,000	312,347
Amortization of Deferred Costs on Loans	159,284	113,056	64,257
Proceeds From Sale of Loans Held For Sale	43,156,408	34,609,725	24,272,860
Origination of Loans Held For Sale	(40,784,614)	(35,434,740)	(24,180,577)
(Increase) Decrease in Accrued Interest Receivable:
Loans	(29,213)	(151,476)	84,601
MBS	16,474	9,451	67,660
Investment Securities	(292,038)	115,277	(114,276)
Increase (Decrease) in Advance Payments By Borrowers	9,181	3,850	(9,622)
Other, Net	978,912	1,808,774	(507,719)
Net Cash Provided By Operating Activities	13,567,409	11,361,575	8,986,675
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities	1,000,000
Payments for Other Deposits	(600,005)	0	(1,350,005)
Purchase of MBS Available For Sale (AFS)	(63,945,253)	(44,877,661)	(35,881,719)
Proceeds from Maturities, Prepayments and Calls of MBS AFS	38,559,363	34,544,961	28,187,696
Purchase of MBS Held To Maturity (HTM)	(2,917,426)	(1,507,125)	0
Purchase of Investment Securities AFS	(95,561,763)	(52,310,805)	(78,573,124)
Proceeds from Payments and Maturities of Investment Securities AFS	24,035,102	23,277,500	30,858,855
Maturities of Investment Securities Held To Maturity	3,892,085	5,212,545	2,663,303
Proceeds from Sale of Investment Securities AFS	51,788,340	39,395,848	44,312,795
Payments to Acquire Held-to-maturity Securities	3,997,750	0	0
Proceeds From Sale of Mortgage-Backed Securities AFS	20,549,491	4,479,563	27,329,862
Redemption of Certificates of Deposits with Other Banks	1,095,000	1,000,000	0
Purchase of FHLB Stock	(7,019,800)	(6,469,000)	(5,044,000)
Redemption of FHLB Stock	6,864,400	5,907,300	5,973,800
Payment to Acquire Life Insurance Policy, Investing Activities	(2,000,000)	0	(5,000,000)
Proceeds from Life Insurance Policy	1,463,285
(Increase) Decrease in Loans Receivable	(33,002,340)	(29,008,003)	5,472,435
Proceeds from Sale of OREO	2,387,799	3,467,596	3,145,640
Purchase and Improvement of Premises and Equipment	(3,065,662)	(2,464,159)	(3,120,422)
Net Cash (Used) Provided By Investing Activities	(60,475,134)	(19,351,440)	18,975,116
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in Deposit Accounts	48,003,341	2,006,733	(8,018,619)
Proceeds from FHLB Advances	227,436,000	331,501,000	284,804,000
Repayment of FHLB Advances	(224,151,000)	(317,746,000)	(303,064,000)
Proceeds from (Repayments of) Notes Payable	(4,500,000)	13,000,000	0
Proceeds from (Repayments of) Other Debt	1,969,013	2,926,171	(2,111,371)
Repayments of Convertible Debt	(20,000)	0	0
Proceeds from Stock Options Exercised	176,175
Payments for Repurchase of Preferred Stock and Preference Stock	0	(21,340,000)
Dividends to Preferred Stock Shareholders	0	(422,889)	(440,000)
Dividends to Common Stock Shareholders	(1,060,729)	(942,552)	(942,552)
Net Cash Provided (Used) By Financing Activities	47,852,800	8,982,463	(29,772,542)
Net Increase (Decrease) in Cash and Cash Equivalents	945,075	992,598	(1,810,751)
Cash and Cash Equivalents at Beginning of Year	9,374,549	8,381,951
Cash And Cash Equivalents At End Of Year	10,319,624	9,374,549	8,381,951
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	4,128,260	3,600,927	4,384,109
Income Taxes	1,667,673	899,242	2,258,388
Supplemental Schedule of Non Cash Transactions:
Transfers from Loans Receivable to OREO	580,748	1,026,178	4,362,635
Transfers of Available For Sale Securities to Held To Maturity	0	0
Increase (Decrease) in Unrealized Gains on Securities AFS, Net of Taxes	$ 1,752,036	$ (3,082,275)	$ (1,214,014)